Fair Value Measurements - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis (Details) - Successor [Member]	Dec. 31, 2024	Feb. 14, 2024
Starting share price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	6	490
Tranche 1 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	1.25	3.2
Tranche 2 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	1.25	3.85
Contractual term [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	3.1	4
Volatility [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	100	90
Risk-free interest rate [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	4.23	4.2